RISKS (Details Narrative) - USD ($)	6 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025
Risks
Deposits and other current assets	$ 38,023		$ 4,852
Increased or decreased tax loss		$ 33